CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 153,315	$ 442,812
Accounts receivable	607,500	277,636
Inventory	468,228	206,563
Total current assets	1,229,043	927,011
FIXED ASSETS, NET	147,020	158,329
OTHER ASSETS	13,695	13,695
Total assets	1,389,758	1,099,035
CURRENT LIABILITIES:
Accounts payable and accrued expenses	787,290	423,083
Customer deposits	270,610	564,000
Current portion of note payable	41,476	30,836
Total current liabilities	1,099,376	1,017,919
LONG TERM NOTE PAYABLE	10,930	41,028
Total liabilities	1,110,306	1,058,947
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common stock, $.001 par value, 42,750,000 shares authorized; 31,590,497 shared issued and outstanding as of June 30, 2011 and December 31, 2010, respectively	31,591	31,591
Additional paid-in capital	13,479,038	13,479,038
Deferred compensation	(568,909)	(764,805)
Accumulated deficit	(12,662,268)	(12,705,736)
Total shareholders' equity	279,452	40,088
Total liabilities and shareholders' equity	$ 1,389,758	$ 1,099,035